Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions	Related Party Transactions
Apollo’s indirect subsidiary, Apollo Asset Management Europe PC LLP (“AAME”), serves as the investment manager for the Company and certain of the Company’s subsidiaries, and Apollo’s indirect subsidiary, Apollo Management Holdings, L.P. (“AMH”), provides the Company with management consulting services and advisory services. With effect from January 1, 2025, the rights and obligations of AAME were novated to an affiliate of AAME, Apollo Asset Management Europe LLP.
Additionally, certain employees of Apollo and its affiliates serve on the Board.
A description of relationships and transactions that have existed or that the Company and certain of the Company’s subsidiaries has entered into with Apollo and its affiliates are described below.
Investment Management Relationships
AAME provides centralized asset management investment advisory and risk services for the portfolio of the Company’s investments and investments of such subsidiaries pursuant to the investment management agreements (“IMAs”) that have been entered into with AAME.
In addition, pursuant to the IMAs, AAME may engage sub-advisors or delegates to provide certain of the investment advisory and management services to the Company’s subsidiaries. Such sub-advisors may include affiliates of AAME.
Under each of the IMAs, AAME will be paid an annual investment management fee (the “Management Fee”) which will be based on a cost-plus structure. The “cost” is comprised of the direct and indirect fees, costs, expenses and other liabilities arising in or otherwise connected with the services provided under the IMAs. The “plus” component will be a mark-up in an amount of up to 25% determined based on an applicable transfer pricing study. The Management Fee will be subject to certain maximum threshold levels, including an annual fee cap of 15 bps of the total amount of investable assets. Affiliated sub-advisors, including Apollo Management International LLP, will also earn additional fees for sub-advisory services rendered.
During the year ended December 31, 2024, the Company recognized IMA fees of $9.2 million (2023 — $9.4 million; 2022 — $4.9 million), of which $4.0 million (2023 — $2.1 million) remains payable to AAME at year end.
Management Consulting Agreement
As previously disclosed, the Company entered into a Management Consulting Agreement, dated March 28, 2019 (the “Management Consulting Agreement”), with AMH. Pursuant to the Management Consulting Agreement, AMH will provide the Company management consulting and advisory services related to the business and affairs of the Company and its subsidiaries. The Company will pay AMH in consideration for its services under the Management Consulting Agreement, an annual management consulting fee equal to the greater of (i) 1% of the consolidated net income of the Company and its subsidiaries for the applicable fiscal year, or (ii) $5 million.
During the year ended December 31, 2024, the Company recognized Management Consulting fees of $5.0 million (2023 — $5.0 million; 2022 — $5.0 million), of which $1.3 million remains payable to AMH at year end (2023 — $1.2 million).
Related Party Investments
During the year, the Company bought or held the following securities or investments in Apollo:
As at December 31, 2024, the Company’s investment in Funds managed by Apollo had a fair value of $78.6 million (2023 — $39.8 million). During the twelve months ended December 31, 2024, the Company incurred income of $0.4 million (2023 — losses of $0.4 million; 2022 — income of $3.1 million) which is included in net investment income on the consolidated statement of operations and other comprehensive income. These investments are included in other investments on the consolidated balance sheet.
As at December 31, 2024, the Company’s investment in Notes issued by special purpose vehicles established and managed by subsidiaries of Apollo had a fair value of $66.6 million (2023 — $82.2 million). During the twelve months ended December 31, 2024, the Company recognized income of $5.5 million (2023 — income of $5.5 million; 2022 — losses of $0.4 million) which is included in the consolidated statement of operations and other comprehensive income. These investments are included in privately-held investments on the consolidated balance sheet.
As at December 31, 2024, the Company’s investments in Collateralized Loan Obligations issued by special purpose vehicles established and managed by subsidiaries of Apollo had a fair value of $88.9 million (2023 — $129.8 million). During the twelve months ended December 31, 2024, the Company recognized income on these investments of $11.3 million (2023 — income of $17.4 million; 2022 —$Nil) which is included in the consolidated statement of operations and other comprehensive income. Of these investments, $74.9 million are included in fixed income securities, trading, and $14.0 million are included in fixed income securities, available for sale on the consolidated balance sheet.
As at December 31, 2024, the Company’s investments in Middle Market Loans originated and managed by a subsidiary of Apollo had a fair value of $7.0 million (2023 — $45.1 million). During the twelve months ended December 31, 2024, the Company recognized income of $0.5 million (2023 — income of $5.8 million; 2022 — $Nil) which is included in the consolidated statement of operations and other comprehensive income. The Middle Market Loans are included in privately-held investments on the consolidated balance sheet.
Other Payables to Related Parties
As at year end December 31, 2024, the Company had an intercompany payable balance of $1.2 million (2023 — $1.2 million), due to its parent, Highlands Bermuda Holdco, Ltd.